Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	814,159
Proposed Maximum Offering Price per Unit	3.1725
Maximum Aggregate Offering Price	$ 2,582,919.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 356.70
Offering Note	This Registration Statement on Form S-8 covers (i) 732,159 shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock") authorized to be issued under the Registrant's 2024 Equity Incentive Plan (the "Plan") resulting from the annual 5% increase in authorized shares under the Plan on each of January 1, 2025 (adjusted to reflect the Registrant's reverse stock split on September 3, 2025) and January 1, 2026 and 82,500 shares of Common Stock that may become available for issuance under the Plan as a result of awards under the Plan that, in whole or in part, are terminated, expire or are otherwise cancelled and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and is based on the average of the high and low sale prices of the Common Stock, as quoted on the The Nasdaq Global Market on March 9, 2026.